Allowance for expected credit losses - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
10pp increase in HPI
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	£ (226)	£ (225)
10pp decrease in HPI
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	366	370
1pp increase in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	186	192
1pp decrease in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	(167)	(178)
UK mortgages | 1pp increase in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	35	26
UK mortgages | 1pp decrease in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	(21)	(21)
Credit cards | 1pp increase in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	39	41
Credit cards | 1pp decrease in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	(39)	(41)
Other Retail | 1pp increase in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	24	25
Other Retail | 1pp decrease in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	(24)	(25)
Commercial Banking | 1pp increase in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	88	100
Commercial Banking | 1pp decrease in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	£ (83)	£ (91)